Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Standards and Amendments to Standards and Interpretations

New accounting standards and amendments to standards or interpretations effective as of January 1, 2026:

Standard	Name	Effective date
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Classification and measurement of financial instruments	Jan. 01, 2026
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Contracts referencing nature-dependent electricity	Jan. 01, 2026

The standards and amendments to standards and interpretations below have been published by the IASB but are not mandatorily effective for annual periods beginning on or after January 1, 2026. ADSE has therefore not early adopted them.

Standard	Name	Effective date
IFRS 18	Presentation and Disclosure in Financial Statements	Jan. 01, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	Jan. 01, 2027